Pension obligations	12 Months Ended
Dec. 31, 2019
Pension Obligations [Abstract]
Pension obligations [Text Block]

20. Pension obligations

The Group maintains non-contributory and contributory defined benefit pension plans for certain of its employees.

The Group uses a December 31 measurement date for all of its plans. For the Group's significant plans, the most recent actuarial valuations filed for funding purposes were performed during 2019 using data as at December 31, 2018. For these plans, the next actuarial valuation required for funding purposes will be performed during 2020 using data as at December 31, 2019.

During the year ended December 31, 2018, an annuity purchase transaction was entered into in which the defined benefit obligations associated with certain defined benefit plan members were assumed by a third party insurer in exchange for a lump sum payment of $120,018 from plan assets.

Movements in the present value of the defined benefit obligation in the current and previous years were as follows:

	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Opening defined benefit obligation:	$211,512	$383,054
Current service costs	9,880	11,032
Past service cost related to the new collective bargaining agreement	-	383
Interest cost	7,156	12,009
Benefits paid from plan	(16,745)	(29,499)
Benefits paid from employer	(934)	(1,998)
Participant contributions	64	98
Effects of movements in exchange rates	10,814	(32,015)
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	-	-
Arising from changes in financial assumptions	30,455	(11,585)
Arising from experience adjustments	(2,258)	(2,112)
Settlement payments from plan assets	(6,307)	(120,018)
Loss on settlement (note 6d)	96	2,163
Closing defined benefit obligation	$243,733	$211,512

The defined benefit obligation closing balance, by member group, is as follows:

	Dec. 31, 2019	Dec. 31, 2018
Active members	$231,959	$200,591
Deferred members	1,555	723
Retired members	10,219	10,198
Closing defined benefit obligation	$243,733	$211,512

Movements in the fair value of the pension plan assets in the current and previous years were as follows:

	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Opening fair value of plan assets:	$175,795	$341,432
Interest income	6,170	11,033
Remeasurements losses:
Return on plan assets (excluding amounts included in net interest expense)	21,460	(15,296)
Contributions from the employer	11,952	17,020
Employer direct benefit payments	934	1,998
Contributions from plan participants	64	98
Benefit payment from employer	(934)	(1,998)
Administrative expenses paid from plan assets	(82)	(83)
Benefits paid	(16,745)	(29,499)
Settlement payments from plan assets	(6,307)	(120,018)
Effects of changes in foreign exchange rates	9,812	(28,892)
Closing fair value of plan assets	$202,119	$175,795

The amount included in the consolidated balance sheets arising from the entity's obligation in respect of its defined benefit plans is as follows:

	Dec. 31, 2019	Dec. 31, 2018
Present value of funded defined benefit obligation	$224,364	$195,283
Fair value of plan assets	(202,119)	(175,795)
Present value of unfunded defined benefit obligation	19,369	16,229
Net liability arising from defined benefit obligation	$41,614	$35,717

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2019	Dec. 31, 2018
Pension obligation - current (note 14)	$12,015	$11,854
Pension obligation - non-current	29,599	23,863
Total pension obligation	$41,614	$35,717

Pension expense is as follows:

	Dec. 31, 2019	Dec. 31, 2018
Service costs:
Current service cost	$9,880	$11,032
Past service cost	-	383
Loss on settlement (note 6d)	96	2,163
Total service cost	9,976	13,578
Net interest expense	986	976
Administration cost	82	83
Defined benefit pension expense	$11,044	$14,637

Defined contribution pension expense	$1,639	$1,469

Remeasurement on the net defined benefit liability:

	Dec. 31, 2019	Dec. 31, 2018
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$(21,460)	$15,296
Actuarial gains arising from changes in demographic assumptions	-	-
Actuarial losses/(gains) arising from changes in financial assumptions	29,609	(11,585)
Actuarial gains arising from experience adjustments	(2,258)	(2,112)
Defined benefit loss/(gain) related to remeasurement	$5,891	$1,599

Total pension cost	$18,574	$17,705

Pension amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated income statements within cost of sales upon sale of the inventory.

The current service cost, the interest cost and administration cost for the year are included in the employee benefits expense. The remeasurement of the net defined benefit liability is included in OCI.

The defined benefit pension plans typically expose the Group to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk	The present value of the liabilities for the defined benefit plans is calculated using a discount rate determined by reference to high quality corporate bond yields; if the return on plan assets is below this rate, it will create a plan deficit. The Group's primary quantitative investment objectives are maximization of the long term real rate of return, subject to an acceptable degree of investment risk and preservation of principal. Risk tolerance is established through consideration of several factors including past performance, current market condition and the funded status of the plan.
Interest risk	A decrease in the bond interest rate will increase the pension plan liabilities; however, this will be partially offset by an increase in the return on the plan's debt investments
Longevity risk	The present value of the defined benefit plans liabilities is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the pension plans liabilities.
Salary risk	The present value of the defined benefit plans liabilities for some of the pension plans is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans' liabilities.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	2019	2018
Defined benefit cost:
Discount rate - benefit obligations	3.73%	3.45%
Discount rate - service cost	3.75%	3.50%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.1	21.0
Females	23.9	23.7
Defined benefit obligation:
Discount rate	3.08%	3.73%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.2	21.1
Females	23.9	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	23.0	23.0
Females	25.6	25.6
[1] Plus merit and promotional scale based on member's age
[2] CPM2014 Priv with CPM-B projection scale.

The Group reviews the assumptions used to measure pension costs (including the discount rate) on an annual basis. Economic and market conditions at the measurement date affect these assumptions from year to year. In determining the discount rate, the Group considers the duration of the pension plan liabilities.

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, expected salary increase and mortality. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting periods, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $21,290 (increase by $24,435).

- If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by $3,476 (decrease $3,125).

-  If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligation would increase by $2,386 (decrease by $2,446).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognised in the consolidated balance sheets.

The Group's main pension plans are registered federally with the Office of the Superintendent of Financial Institution and with the Canada Revenue Agency. The registered pension plans are governed in accordance with the Pension Benefits Standards Act and the Income Tax Act. The sponsor contributes the amount needed to maintain adequate funding as dictated by the prevailing regulations.

Expected employer contribution to the pension plans for the fiscal year ending December 31, 2020 is $12,070.

The average duration of the pension obligation at December 31, 2019 is 19.3 years (2018 - 17.3 years). This number can be broken down as follows:

-  Active members: 19.7 years (2018: 17.6 years)

- Deferred members: 22.0 years (2018: 14.0 years)

- Retired members: 10.5 years (2018: 10.4 years)

Asset-Liability-Matching studies are performed periodically to analyse the investment policies in terms of risk and-return profiles.

The actual return on plan assets in 2019 was 15.1% (2018: negative 2.6%).

The pension plans do not invest directly in either securities or property/real estate of the Group.

With the exception of fixed income investments, the plan assets are actively managed by investment managers, with the goal of attaining returns that potentially outperform passively managed investments. Within appropriate limits, the actual composition of the invested funds may vary from the prescribed investment mix.

The following is a summary of the fair value classification levels for investment:

December 31, 2019	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,588	$-	$-	$1,588
Pooled equity funds	76,680	-	-	76,680
Pooled fixed income funds	-	103,646	-	103,646
Alternative investment funds	-	19,438	-	19,438
Balanced funds	-	767	-	767
	$78,268	$123,851	$-	$202,119

December 31, 2018	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$3,072	$-	$-	$3,072
Pooled equity funds	53,329	-	-	53,329
Pooled fixed income funds	-	91,854	-	91,854
Alternative investment funds	-	26,871	-	26,871
Balanced funds	-	669	-	669
	$56,401	$119,394	$-	$175,795